ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
SCHEDULE OF ACCOUNTS RECEIVABLE	The Company’s accounts receivable consists of the following:
	September 30, 2023	December 31, 2022
	$	$
Trade receivables	455,954	748,097
GST receivable	5,193	22,276
	461,147	770,373